FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 TAX FREE FUNDS

                              ARIZONA TAX FREE FUND
                            CALIFORNIA TAX FREE FUND
                             COLORADO TAX FREE FUND
                             MINNESOTA TAX FREE FUND
                                  TAX FREE FUND

                       CLASS A SHARES -- LIMITED PROMOTION

                         SUPPLEMENT DATED APRIL 9, 2001,
                      TO PROSPECTUS DATED DECEMBER 30, 2000

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED DECEMBER 30, 2000. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.

                      ----------------------------------





Effective April 9, 2001, First American Investment Funds, Inc. will offer Class A shares of the Tax Free Funds listed above at net asset value (without a front-end sales charge) to individuals purchasing through its affiliated broker-dealer, U.S. Bancorp Piper Jaffray Inc. Shares of the funds purchased under this promotion will carry a 1.00% contingent deferred sales charge (back-end sales load) for a period of 18 months. Purchases through wrap accounts, exchanges or other programs that already offer shares of the funds at net asset value are not subject to any back-end sales load under this promotion.

Under this promotion, the funds' distributor will continue to receive 12b-1 shareholder servicing fees out of each fund's assets and to pay these fees (equal to 0.25% of each fund's average daily net assets annually) to U.S. Bancorp Piper Jaffray Inc. for providing ongoing services to shareholder accounts beginning in the first year shares are sold. Additionally, the funds' distributor will pay U.S. Bancorp Piper Jaffray Inc. compensation equal to 1.00% of the purchase price of all new shares purchased. A portion of this compensation will be passed along to U.S. Bancorp Piper Jaffray investment professionals.


This promotion is expected to continue through May 31, 2001. However, it may be discontinued at any time without prior notification. To verify whether the promotion is still in effect, you may call investor services at 1-800-637-2548.

Class A shares of the Tax Free Funds sold outside of this promotion are otherwise available as disclosed in the funds' current prospectus.

FIRST AMERICAN FUNDS

Investor Services
800-637-2548


     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF-NE-PROMO

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 TAX FREE FUNDS

                             NEBRASKA TAX FREE FUND

                       CLASS A SHARES -- LIMITED PROMOTION

                         SUPPLEMENT DATED APRIL 9, 2001,
                      TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED FEBRUARY 28, 2001. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.

                      ----------------------------------




Effective April 9, 2001, First American Investment Funds, Inc. will offer Class A shares of the Tax Free Fund listed above at net asset value (without a front-end sales charge) to individuals purchasing through its affiliated broker-dealer, U.S. Bancorp Piper Jaffray Inc. Shares of the fund purchased under this promotion will carry a 1.00% contingent deferred sales charge (back-end sales load) for a period of 18 months. Purchases through wrap accounts, exchanges or other programs that already offer shares of the fund at net asset value are not subject to any back-end sales load under this promotion.

Under this promotion, the fund's distributor will continue to receive 12b-1 shareholder servicing fees out of the fund's assets and to pay these fees (equal to 0.25% of the fund's average daily net assets annually) to U.S. Bancorp Piper Jaffray Inc. for providing ongoing services to shareholder accounts beginning in the first year shares are sold. Additionally, the fund's distributor will pay U.S. Bancorp Piper Jaffray Inc. compensation equal to 1.00% of the purchase price of all new shares purchased. A portion of this compensation will be passed along to U.S. Bancorp Piper Jaffray investment professionals.


This promotion is expected to continue through May 31, 2001. However, it may be discontinued at any time without prior notification. To verify whether the promotion is still in effect, you may call investor services at 1-800-637-2548.

Class A shares of the Nebraska Tax Free Fund sold outside of this promotion are otherwise available as disclosed in the fund's current prospectus.

FIRST AMERICAN FUNDS

Investor Services
800-637-2548



     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF-TF-PROMO

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                           INTERMEDIATE TAX FREE FUNDS

                      CALIFORNIA INTERMEDIATE TAX FREE FUND
                       COLORADO INTERMEDIATE TAX FREE FUND
                           INTERMEDIATE TAX FREE FUND
                      MINNESOTA INTERMEDIATE TAX FREE FUND

                       CLASS A SHARES -- LIMITED PROMOTION

                         SUPPLEMENT DATED APRIL 9, 2001,
                      TO PROSPECTUS DATED DECEMBER 30, 2000

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED DECEMBER 30, 2000. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.


                      ----------------------------------





Effective April 9, 2001, First American Investment Funds, Inc. will offer Class A shares of the Intermediate Tax Free Funds listed above at net asset value (without a front-end sales charge) to individuals purchasing through its affiliated broker-dealer, U.S. Bancorp Piper Jaffray Inc. Shares of the funds purchased under this promotion will carry a 1.00% contingent deferred sales charge (back-end sales load) for a period of 18 months. Purchases through wrap accounts, exchanges or other programs that already offer shares of the funds at net asset value are not subject to any back-end sales load under this promotion.

Under this promotion, the funds' distributor will pay U.S. Bancorp Piper Jaffray Inc. compensation equal to 1.00% of the purchase price of all new shares purchased. A portion of this compensation will be passed along to U.S. Bancorp Piper Jaffray investment professionals. The distributor is currently waiving its Class A share 12b-1 fee for each fund. Therefore, the distributor will not pay institutions the annual fee (equal to 0.25% of each fund's average daily net assets annually) in connection with their sales of Class A shares of the funds.

This promotion is expected to continue through May 31, 2001. However, it may be discontinued at any time without prior notification. To verify whether the promotion is still in effect, you may call investor services at 1-800-637-2548.

Class A shares of the Intermediate Tax Free Funds sold outside of this promotion are otherwise available as disclosed in the funds' current prospectus.

FIRST AMERICAN FUNDS

Investor Services
800-637-2548


     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF-INT-PROMO

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                 TAX FREE FUNDS

                             ARIZONA TAX FREE FUND
                           CALIFORNIA TAX FREE FUND
                            COLORADO TAX FREE FUND
                            MINNESOTA TAX FREE FUND
                                 TAX FREE FUND

                          CLASS A AND CLASS C SHARES

                        SUPPLEMENT DATED APRIL 9, 2000,
                     TO PROSPECTUS DATED DECEMBER 30, 2000

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED DECEMBER 30, 2000, REPLACING THE SUPPLEMENT DATED MARCH 31, 2001. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.

                       ----------------------------------


The following sections of the First American Investment Funds, Tax Free Funds, Class A and Class C shares Prospectus are amended as follows:

POLICIES & Services, Buying Shares -- Calculating Your Share Price, Reducing Your Sales Charge

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund and/or Class A shares of any Firstar fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Firstar Fund Class A shares that you purchased for $10,000 and First American fund Class A shares that you purchased for $15,000 (a total original purchase price of $25,000). The current net asset value of these investments, however, is $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund and/or of Class A Shares of any Firstar fund by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund and/or Class A shares of any Firstar fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

POLICIES & SERVICES, SELLING SHARES -- HOW TO SELL SHARES, REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund or Firstar fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund or Firstar fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

POLICIES & SERVICES, MANAGING YOUR INVESTMENT -- EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund or a Firstar fund. There is no fee to exchange shares. (Only Class A shares are eligible to be exchanged between First American funds and Firstar funds.)

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund or Firstar fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 1-800-637-2548. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

Please call First American Funds or Firstar Funds shareholder servicing teams to order prospectuses

FIRST AMERICAN FUNDS
Investor Services
800-637-2548

FIRSTAR FUNDS
Investor Services
800-677-FUND




     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF-TF

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                          INTERMEDIATE TAX FREE FUNDS

                                CLASS A SHARES

                        SUPPLEMENT DATED APRIL 9, 2001,
                     TO PROSPECTUS DATED DECEMBER 30, 2000

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED DECEMBER 30, 2000, REPLACING THE SUPPLEMENT DATED MARCH 31, 2001. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.

                      ----------------------------------


The following sections of the First American Investment Funds, Intermediate Tax Free Funds, Class A shares Prospectus are amended as follows:


POLICIES & SERVICES, BUYING SHARES -- CALCULATING YOUR SHARE PRICE, REDUCING YOUR SALES CHARGE

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund and/or Class A shares of any Firstar fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Firstar Fund Class A shares that you purchased for $10,000 and First American fund Class A shares that you purchased for $15,000 (a total original purchase price of $25,000). The current net asset value of these investments, however, is $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund and/or of Class A Shares of any Firstar fund by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund and/or Class A shares of any Firstar fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.


POLICIES & SERVICES, SELLING SHARES -- HOW TO SELL SHARES, REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund or Firstar fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund or Firstar fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

POLICIES & SERVICES, MANAGING YOUR INVESTMENT -- EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund or a Firstar fund. There is no fee to exchange shares. (Only Class A shares are eligible to be exchanged between First American funds and Firstar funds.)

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund or Firstar fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 1-800-637-2548. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

Please call First American Funds or Firstar Funds shareholder servicing teams to order prospectuses

FIRST AMERICAN FUNDS
Investor Services
800-637-2548

FIRSTAR FUNDS
Investor Services
800-677-FUND



     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF-INT

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                TAX FREE FUNDS

                            NEBRASKA TAX FREE FUND

                          CLASS A AND CLASS C SHARES

                        SUPPLEMENT DATED APRIL 9, 2001,
                     TO PROSPECTUS DATED FEBRUARY 28, 2001

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED FEBRUARY 28, 2001, REPLACING THE SUPPLEMENT DATED MARCH 31, 2001. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.

                      ----------------------------------


The following sections of the First American Investment Funds, Nebraska Tax Free Fund, Class A and Class C shares Prospectus are amended as follows:


POLICIES & SERVICES, BUYING SHARES -- CALCULATING YOUR SHARE PRICE, REDUCING YOUR SALES CHARGE

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund and/or Class A shares of any Firstar fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Firstar Fund Class A shares that you purchased for $10,000 and First American fund Class A shares that you purchased for $15,000 (a total original purchase price of $25,000). The current net asset value of these investments, however, is $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund and/or of Class A Shares of any Firstar fund by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund and/or Class A shares of any Firstar fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

POLICIES & SERVICES, SELLING SHARES -- HOW TO SELL SHARES, REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund or Firstar fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund or Firstar fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

POLICIES & SERVICES, MANAGING YOUR INVESTMENT -- EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund or a Firstar fund. There is no fee to exchange shares. (Only Class A shares are eligible to be exchanged between First American funds and Firstar funds.)

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund or Firstar fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 1-800-637-2548. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

Please call First American Funds or Firstar Funds shareholder servicing teams to order prospectuses

FIRST AMERICAN FUNDS
Investor Services
800-637-2548

FIRSTAR FUNDS
Investor Services
800-677-FUND



     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF-NE

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                LARGE CAP FUNDS
                            MID AND SMALL CAP FUNDS
                                 SECTOR FUNDS
                              INTERNATIONAL FUNDS
                                  BOND FUNDS

                      CLASS A, CLASS B AND CLASS C SHARES

                        SUPPLEMENT DATED APRIL 9, 2001,
                     TO PROSPECTUS DATED DECEMBER 30, 2000

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED DECEMBER 30, 2000, REPLACING THE SUPPLEMENT DATED MARCH 31, 2001. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548.

                      ----------------------------------


The following sections of the First American Investment Funds, Large Cap Funds, Mid and Small Cap Funds, Sector Funds, International Funds and Bond Funds, Class A, Class B and Class C shares Prospectuses are amended as follows:


POLICIES & SERVICES, BUYING SHARES -- CALCULATING YOUR SHARE PRICE, REDUCING YOUR SALES CHARGE

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund and/or Class A shares of any Firstar fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Firstar Fund Class A shares that you purchased for $10,000 and First American fund Class A shares that you purchased for $15,000 (a total original purchase price of $25,000). The current net asset value of these investments, however, is $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund and/or of Class A Shares of any Firstar fund by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund and/or Class A shares of any Firstar fund (except the money market funds), you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

POLICIES & SERVICES, SELLING SHARES -- HOW TO SELL SHARES, REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund or Firstar fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund or Firstar fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

POLICIES & SERVICES, MANAGING YOUR INVESTMENT -- EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund or a Firstar fund. There is no fee to exchange shares. (Only Class A shares are eligible to be exchanged between First American funds and Firstar funds.)

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund or Firstar fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 1-800-637-2548. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

Please call First American Funds or Firstar Funds shareholder servicing teams to order prospectuses


FIRST AMERICAN FUNDS
Investor Services
800-637-2548


FIRSTAR FUNDS
Investor Services
800-677-FUND


     NOT FDIC INSURED       NO BANK GUARANTEE     MAY LOSE VALUE

FAIF

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       Statement of Additional Information

                         Supplement Dated April 9, 2001,
         To Statement of Additional Information Dated December 30, 2000

THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2000. THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL INFORMATION CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-637-2548.

         The following replaces information on pages 82 - 83 of the Statement of Additional Information dated December 30, 2000:

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent. For purposes of "Quantity Discounts" and "Accumulated Purchases," the following Firstar funds may also be included in any calculation to reduce sales charge:

Short-Term Bond Fund                             Relative Value Fund
Intermediate Bond Fund                           Equity Index Fund
U.S. Government Securities Fund                  Large Cap Core Equity Fund
Aggregate Bond Fund                              Large Cap Growth Fund
Bond IMMDEX(TM)Fund                              International Value Fund
Strategic Income Fund                            International Growth Fund
Tax-Exempt Intermediate Bond Fund                MidCap Index Fund
Missouri Tax-Exempt Bond Fund                    MidCap Core Equity Fund
National Municipal Bond Fund                     Small Cap Index Fund
Balanced Income Fund                             Small Cap Core Equity Fund
Balanced Growth Fund                             Science & Technology Fund
Growth & Income Fund                             MicroCap Fund
Equity Income Fund                               REIT Fund

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For each Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other First American fund or Firstar fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other First American fund or Firstar fund (other than a money market fund) that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT. If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Funds and other First American funds and/or Firstar funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all First American funds and/or Firstar funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of a Fund's Class A Shares by the Advisor, Marvin & Palmer, Federated Global, or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. A contingent deferred sales charge of 1.00% will be imposed if all shares are redeemed within 18 months of purchase. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds (except Equity Index Fund) equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         In addition, Class A Shares may be purchased without a sales charge by bundled retirement plans and Simple IRA plans sponsored by U.S. Bank and sold by an affiliate, and SEP IRA plans sold by an affiliate.

         If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund or Firstar fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.



    NOT FDIC INSURED          NO BANK GUARANTEE          MAY LOSE VALUE

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                             Nebraska Tax Free Fund

                       Statement of Additional Information

                         Supplement Dated April 9, 2001,
         To Statement of Additional Information Dated February 28, 2001

THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001. THIS SUPPLEMENT AND THE STATEMENT OF ADDITIONAL INFORMATION CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE CALL 1-800-637-2548.

         The following replaces information in the Statement of Additional Information dated February 28, 2001:

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent. For purposes of "Quantity Discounts" and "Accumulated Purchases," the following Firstar funds may also be included in any calculation to reduce sales charge:

Short-Term Bond Fund                              Relative Value Fund
Intermediate Bond Fund                            Equity Index Fund
U.S. Government Securities Fund                   Large Cap Core Equity Fund
Aggregate Bond Fund                               Large Cap Growth Fund
Bond IMMDEX(TM)Fund                               International Value Fund
Strategic Income Fund                             International Growth Fund
Tax-Exempt Intermediate Bond Fund                 MidCap Index Fund
Missouri Tax-Exempt Bond Fund                     MidCap Core Equity Fund
National Municipal Bond Fund                      Small Cap Index Fund
Balanced Income Fund                              Small Cap Core Equity Fund
Balanced Growth Fund                              Science & Technology Fund
Growth & Income Fund                              MicroCap Fund
Equity Income Fund                                REIT Fund

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For each Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other First American fund or Firstar fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other First American fund or Firstar fund (other than a money market fund) that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT. If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Funds and other First American funds and/or Firstar funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all First American funds and/or Firstar funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of a Fund's Class A Shares by the Advisor, Marvin & Palmer, Federated Global, or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. A contingent deferred sales charge of 1.00% will be imposed if all shares are redeemed within 18 months of purchase. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds (except Equity Index Fund) equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         In addition, Class A Shares may be purchased without a sales charge by bundled retirement plans and Simple IRA plans sponsored by U.S. Bank and sold by an affiliate, and SEP IRA plans sold by an affiliate.

         If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund or Firstar fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.



    NOT FDIC INSURED          NO BANK GUARANTEE          MAY LOSE VALUE